Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (10,029)		¥ (7,404)
Less: Impairment loss	(2,396)	$ (376)
Add: translation difference	(25)		157
Finite lived intangible assets, net	6,031		14,341	$ 946
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	17,191		20,242
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	805		862
Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Finite lived intangible assets, gross	¥ 485		¥ 484